Private Placement (FY) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 01, 2021	Mar. 31, 2024	Dec. 31, 2023
Private Placement Warrants [Abstract]
Number of trading days		10 days	10 days
Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	11,200,000
Share price (in dollars per share)	$ 1
Gross proceeds from private placement	$ 11,200,000
Number of trading days		30 days	30 days
Percentage of redemption of public shares		100.00%	100.00%
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement Warrants [Abstract]
Warrants issued (in shares)	11,200,000
Share price (in dollars per share)	$ 1
Gross proceeds from private placement	$ 11,200,000